Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Finished goods	$ 1,593	$ 119
Work in process	90
Raw materials and supplies	148	276
Total	$ 1,831	$ 395